Retirement Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans
401(k) Plan
We sponsor a 401(k) defined contribution plan that covers substantially all of our eligible, full time U.S. employees. Contributions to the plan are made by both the employee and us. Our contributions are based on the level of employee contributions and are subject to certain vesting provisions based upon years of service. Expenses related to this plan totaled approximately $5.4 million, $5.3 million and $4.8 million during 2012, 2011 and 2010, respectively.
Nonqualified Deferred Compensation Plan
We also offer a nonqualified deferred compensation plan to eligible employees who, due to Internal Revenue Service ("IRS") guidelines, may not take full advantage of our 401(k) defined contribution plan. The plan allows participants to defer eligible compensation, subject to certain limitations. We will match 50% of the portion of the employee's contributions that does not exceed 6% of the employee's eligible deferrals. The deferred compensation, together with our matching contributions and accumulated earnings, is accrued and is payable after retirement or termination of employment, subject to vesting provisions. Participants may also elect to receive amounts deferred in a given year on any plan anniversary five or more years subsequent to the year of deferral. Our matching contributions vest over a four year period and totaled $0.9 million, $0.8 million and $0.7 million in 2012, 2011 and 2010, respectively, net of allowable transfers into our 401(k) defined contribution plan. Total deferred compensation liabilities were approximately $19.8 million and $14.1 million at December 31, 2012 and 2011, respectively.
The nonqualified deferred compensation plan is funded under a trust agreement whereby we pay to the trust amounts deferred by employees, together with our match, with such amounts invested in life insurance policies carried to meet the obligations under the deferred compensation plan. We held 184 contracts as of both December 31, 2012 and 2011with a face value of $81.8 million and $80.6 million, respectively. The cash surrender value of these policies was $19.5 million and $13.4 million at December 31, 2012 and 2011, respectively.